SUBSEQUENT EVENTS (Narrative) (Details) - EUR (€) € in Millions		1 Months Ended
	Dec. 09, 2025	Feb. 13, 2026
Subsequent Event [Line Items]
Cash consideration for division purchase	€ 10.4
Performance based earnout arrangement	€ 1.0
Subsequent Event [Member] | Munich based Blickfeld Gmbh [Member]
Subsequent Event [Line Items]
Cash consideration for division purchase		€ 10.4
Performance based earnout arrangement		€ 1.0